Share Capital	12 Months Ended
Sep. 30, 2023
Share Capital
Share Capital

16. Share Capital

a) Authorized and issued capital stock

	Common Shares
	Number	Amount
Balance, September 30, 2021	29,188,182	$102,498
Issuance of shares (i)	61,224	234
Exercise of options (note 16(b))	13,000	29
Exercise of options	-	25
Issuance of shares (ii)	98,765	320
Issuance of shares (iii)	46,155	115
Issuance of shares (iv)	16,949	40
Exercise of options (note 16(b))	1,333	3
Transfer from contributed surplus	-	2
Issuance of shares (v)	11,764	39
Balance, September 30, 2022	29,437,372	$103,305
Issuance of shares (vi)	3,508,680	7,167
Exercise of options (note (16(b))	6,800	8
Issuance of shares (vii)	14,414	59
Transfer from contributed surplus	-	5
Exercise of options (note (16(b))	5,200	13
Transfer from contributed surplus	-	11
Issuance of shares note (viii)	8,376	30
Issuance of shares note (ix)	10,443	30
Exercise of warrants (note 16(c))	841,499	3,004
Transfer from derivative liability	-	1,409
Balance, September 30, 2023	33,832,784	115,041
(i)

On December 17, 2021, the promissory note which was due to mature on December 31, 2021 and was amended to July 1, 2022. All other terms and conditions are unchanged. In exchange for the extension, the Company issued 61,224 shares at Cdn $4.90 as compensation for Canadian $300K extension fee. The fee is recorded in finance costs on the statement of earnings.

(ii)

On February 23, 2022, the promissory note which was due to mature on July 1, 2022 was amended to December 21, 2022 and the credit facility was increased from C$7 million to C$11 million. All other terms and conditions are unchanged. As consideration for these amendments, the company issued 98,765 shares at Cdn $4.05 as compensation for Canadian $400K renewal fee. The fee is recorded in finance costs on the statement of earnings.

(iii)

On May 12, 2022, the promissory note was amended and the credit facility was increased from C$11 million to C$14 million. All other terms and conditions are unchanged. As consideration for these amendments, the company issued 46,155 shares at Cdn $3.25 as compensation for Canadian $150K amendment fee. The fee is recorded in finance costs on the statement of earnings.

(iv)

On June 08, 2022, the credit agreement was amended to redefine the “Credit Facility Advance Rate Limit. All other terms and conditions are unchanged. As consideration for these amendments, the company issued 16,949 shares at Cdn $2.95 as compensation for Canadian $50K amendment fee. The fee is recorded in finance costs on the statement of earnings.

(v)

On July 20, 2022, the credit agreement was amended and the credit facility was increased from C $14M to C $16M. All other terms and conditions are unchanged. As consideration for these amendments, the company issued 11,764 shares at Cdn $4.25 as compensation for Canadian $50K amendment fee. The fee is recorded in finance costs on the statement of earnings.

(vi)

The Company completed a non‐brokered private placement of 3,508,680 units at a price of Cdn $4.2305 per Unit for aggregate gross proceeds of CAD$14.8 million. Each Unit comprised of one common share of the Company and one-half of one common share purchase warrant. The Company issued 1,754,340 share purchase warrants on November 09, 2022. The expiry date of these warrants was November 09, 2025. The warrant exercise price would be adjusted from $5.30 to $4.70, should the Company fail to list its common shares on the Nasdaq Capital Markets by April 30, 2023. The warrants were classed as a derivative liability as they did not meet the fixed for fixed criteria. See note (20) financial instruments for further details.

(vii)

On December 20, 2022, the revolving facility note which was due to mature on December 31, 2022, was amended to June 30, 2023 with an option to renew for further six months until December 31, 2023. The terms include a reduction in the interest rate calculation by 1%. All other terms and conditions are unchanged. In exchange for the extension, the Company issued 14,414 shares at Cdn $5.55 (as determined by a five-day volume weighted average) as compensation for Canadian $80 extension fee. The fee is recorded in finance costs on the statement of earnings.

(viii)

On June 30, 2023, the revolving facility which was due to mature on June 30, 2023, was amended to September 29, 2023 with an option to renew for further three months until December 31, 2023. All other terms and conditions are unchanged. In exchange for the extension, the company issued 8,376 shares at Cdn $4.77 (as determined by a five-day volume weighted average) as compensation for Canadian $40 extension fee. The fee is recorded in finance costs on the statement of earnings.

(ix)

On September 29, 2023, the revolving facility which was due to mature on September 29, 2023, was amended to December 29, 2023. All other terms and conditions are unchanged. In exchange for the extension, the Company issued 10,443 shares at Cdn $3.83 (as determined by a five-day volume weighted average) as compensation for Canadian $40 extension fee. The fee is recorded in finance costs on the statement of earnings.

(x)

On June 13, 2023, the Company completed a reverse split of its issued and outstanding common stock at a ratio of 1 consolidated for 5 pre-consolidated shares. The Company initiated the reverse stock split in connection with its intention to meet the minimum bid price requirement and list the Common Shares for trading on the Nasdaq Capital Market. As a result of the reverse stock split, every five outstanding Common Shares were consolidated into one Common Share without any action from stockholders, reducing the number of outstanding Common Shares from approximately 164.86 million to approximately 32.97 million. Additionally, the number of stock options, the number of warrants and earnings per share were also adjusted retrospectively, to reflect the stock split..

b) Stock Options

Options to purchase common shares of the Company under its stock option plan may be granted by the Board of Directors of the Company to certain full-time and part-time employees, directors and consultants of the Company and its affiliates. Stock options are non-assignable and may be granted for terms of up to 10 years. Stock options vest at various periods from zero to three years. As a result of the reverse stock split, every five options were consolidated into one option without any action from option holders, reducing the number of outstanding options from approximately 23.5 million to 4.7 million.

On February 17, 2021 at a Special Meeting of the Shareholders, a resolution was passed to (i) authorize amendments to the Company’s Stock Option Plan to increase the maximum number of common shares issuable upon the exercise of stock options thereunder from 3,020,000 to 4,600,000.

On March 25, 2022 at a Special Meeting of the Shareholders, a resolution was passed to (i) authorize amendments to the Company’s Stock Option Plan to increase the maximum number of common shares issuable upon the exercise of stock options thereunder from 4,600,000 to 6,000,000.

	Number outstanding	Weighted average exercise price
Outstanding, September 30, 2021	3,454,254	$2.25
Granted	20,000	$4.50
Expired	(11,000)	$0.63
Exercised (note 15(a))	(13,000)	$2.20
Granted	300,000	$2.20
Exercised (note 15(a))	(1,333)	$2.55
Expired	(21,333)	$3.15
Outstanding, September 30, 2022	3,727,588	$2.30
Exercised (note 15(a))	(6,800)	$1.05
Exercised (note 15(a))	(5,200)	$2.55
Expired	(3,200)	$2.60
Granted	1,060,000	$4.04
Cancelled or expired	(58,000)	$4.04
Outstanding, September 30, 2023	4,714,388	$2.44

Exercise price			Number Outstanding	Weighted average remaining life (years)	Number exercisable	Weighted average exercise price
$2.66	$	(Cdn 3.60)	256,400	0.39	256,400	$2.66
$3.84	$	(Cdn 5.20)	3,000	0.44	3,000	$3.84
$3.77	$	(Cdn 5.10)	8,200	0.64	8,200	$3.77
$2.40	$	(Cdn 3.25)	35,499	1.39	35,499	$2.40
$3.36	$	(Cdn 4.55)	12,000	1.64	12,000	$3.36
$2.55	$	(Cdn 3.45)	42,900	2.00	42,900	$2.55
$2.92	$	(Cdn 3.95)	9,600	2.37	9,600	$2.92
$7.87	$	(Cdn 10.65)	101,121	3.25	101,121	$7.87
$4.51	$	(Cdn 6.10)	10,667	3.84	10,667	$4.51
$1.03	$	(Cdn 1.40)	120,066	4.40	120,066	$1.03
$1.11	$	(Cdn 1.50)	1,024,000	5.84	1,024,000	$1.11
$2.44	$	(Cdn 3.30)	274,268	6.95	274,268	$2.44
$3.69	$	(Cdn 5.00)	1,494,667	7.96	671,337	$3.69
$4.25	$	(Cdn 5.75)	20,000	8.17	20,000	$4.25
$2.11	$	(Cdn2.85)	150,000	8.73	123,333	$2.11
$2.11	$	(Cdn 2.85)	150,000	8.73	50,000	$2.11
$3.95	$	(Cdn 5.35)	1,002,000	9.53	41,000	$3.95
			4,714,388	7.06	2,803,391	$2.44

For the options exercised, the share price at the time of exercise was between $2.83-$3.80. Total stock- based compensation expense recognized during the year ended September 30, 2023 was $1,167 (2022: $3,223). Of this, the portion related to stock options that vested during the year ended September 30, 2023 was $511 (September 30, 2022-$1,358).

We amortize the estimated grant date fair value of stock options to expense over the vesting period (generally three years). The grant date fair value of outstanding stock options was determined using the Black-Scholes option pricing model. Black Scholes uses highly subjective and complex assumptions, including the option's expected term and the price volatility of the underlying stock based on historical stock prices, to determine the fair value of the option.

(i)

The following table summarizes the assumptions used with the Black-Scholes valuation model for the determination of the stock-based compensation costs for the stock options granted during the year ended September 30, 2023:

Grant date	April 10, 2023
No of options	1,060,000
Share price	$3.85
Exercise price	$4.04
Average expected life in years	10
Volatility	79.30%
Risk-free weighted interest rate	2.92%
Dividend yield	-
Fair-value of options granted	$4,282

(ii)

The following tables summarizes the assumptions used with the Black-Scholes valuation model for the determination of the stock-based compensation costs for the stock options granted during the year ended September 30, 2022:

Grant date	November 29, 2021
No of options	20,000
Share price	$3.75
Exercise price	$4.20
Average expected life in years	10
Volatility	89.38%
Risk-free weighted interest rate	1.54%
Dividend yield	-
Fair-value of options granted	$84

Grant date	June 20, 2022
No of options	300,000
Share price	$2.20
Exercise price	$2.05
Average expected life in years	10
Volatility	81.04%
Risk-free weighted interest rate	2.72%
Dividend yield	-
Fair-value of options granted	$615

c) Warrants

Details of Share Warrants
	Number	Exercise
	Outstanding	Price
Outstanding, September 30, 2021 and September 30, 2022	2,035,015	$2.30
Expired during the year	(80,869)	$5.80
Expired during the year	(242,222)	$6.45
Outstanding, September 30, 2023	1,711,924	$2.38

Additionally, the number of derivative warrants at September 30. 2023 were 912,845.

The grant date fair value of outstanding share warrants was determined using the Black-Scholes pricing model using the following assumptions in the year of the grant: risk-free interest rate (based on U.S. government bond yields) of 3.8%, expected volatility of the market price of our shares (based on historical volatility of our share price) of 85.58%, and the expected warrant life (in years) of 3. As a result of the reverse stock split, every five warrants were consolidated into one warrant without any action from warrant holders, reducing the number of outstanding warrants from approximately 13.1 million to 2.6 million. A 10% of change in any assumption would result in the change in derivative warrant liability between $(417) and $393.

Warrant continuity schedule is as follows:

	Units	Fair Value
Opening valuation as at Nov 9, 2022	1,754,340	$3,259
Warrants exercised as at July 28, 2023	(841,499)	(1,409)
Fair value adjustment		(361)
Closing balance	912,841	$1,489

Details of Compensation options
	Number Outstanding	Exercise Price
Outstanding, September 30, 2021 and September 30, 2022	46,588	$5.90
Expired during the year	(29,066)	$6.45
Outstanding, March 31, 2023, June 30, 2023 and September 30, 2023.	17,522	$4.95